Accounts Receivable, Net (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2026	Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Recognized credit losses	$ (1,864)	$ 1,130